As filed with the Securities and Exchange             Registration No. 33-75996*
Commission on July 10, 2001                           Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 25 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on July 20, 2001 pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 25 by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 33-75996), as filed on April 13, 2001, and declared effective on May 1, 2001.

A Supplement dated July 20, 2001, to the Prospectus and a Supplement dated July 20, 2001 to the Statement of Additional Information are included in Parts A and B, respectively of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        SUPPLEMENT DATED JULY 20, 2001 TO
                   PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY
                             EACH DATED MAY 1, 2001

The information in this supplement updates and amends certain information in the Prospectus and Contract Prospectus Summary each dated May 1, 2001. You should read this supplement along with the Prospectus and Contract Prospectus Summary.

1.   The following new investment options may be available under your plan.

         Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
         Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
         Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC shares)
         Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
         Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
         Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio (Class I shares)
         Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio (Class I shares)

     Some investment options may be unavailable through certain contracts and plans, or in some states.

2. The following adds information about the funds listed in item 1 of this supplement to pages 7 and 8 of the Prospectus. In addition, the "Total Fund Annual Expenses Without Waivers or Reductions" column shown below supplements column 2 on page 6 of the Contract Prospectus Summary and the "Net Fund Annual Expenses After Waivers or Reductions" column shown below supplements footnote 1 on page 6 of the Contract Prospectus Summary with respect to those funds that have waivers and reductions listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        TOTAL FUND                   NET FUND
                                                                                          ANNUAL                      ANNUAL
                                                                                         EXPENSES       TOTAL        EXPENSES
                                              INVESTMENT                                 WITHOUT       WAIVERS         AFTER
                                               ADVISORY       12B-1         OTHER       WAIVERS OR       AND        WAIVERS OR
FUND NAME                                        FEES          FEE         EXPENSES     REDUCTIONS    REDUCTIONS    REDUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 2
  Shares(8)                                      0.60%        0.25%         0.26%         1.11%           --          1.11%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -
  Class VC shares(9)                             0.50%          --          0.53%         1.03%           --          1.03%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio -
  Class VC shares(10)                            0.75%          --          0.81%         1.56%         0.46%         1.10%
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities Portfolio
  - Class R shares(11)                           0.75%          --          1.44%         2.19%         1.29%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP International Value Portfolio -
  Class R shares(11)                             1.00%          --          0.44%         1.44%         0.44%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP MidCap Opportunities Portfolio
  - Class R shares(11)                           0.75%          --          5.01%         5.76%         4.86%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities
  Portfolio - Class R shares(11)                 0.75%          --          0.23%         0.98%         0.08%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT Portfolio -
  Class I shares                                 0.65%          --          0.06%         0.71%           --          0.71%
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I
  Shares                                         0.65%          --          0.04%         0.69%           --          0.69%
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio -
  Class I shares                                 0.65%          --          0.12%         0.77%           --          0.77%
------------------------------------------------------------------------------------------------------------------------------------

X.75996-01                                                             July 2001

----------------
     FOOTNOTES TO "FUND EXPENSE TABLE"

(8) The manager has agreed in advance to make an estimated reduction of 0.02% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Investment Advisory Fees" and "Net Fund Annual Expenses Without Waivers or Reductions" do not reflect this voluntary reduction of fees. If this reduction was reflected the amounts shown under "Investment Advisory Fees" and "Net Fund Annual Expenses After Waivers or Reductions" would be 0.58% and 1.09%, respectively. The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
(9) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2000, this reduction was 0.01% of the Portfolio's average daily net assets. The expenses shown above do not take into account this expense reduction and are therefore higher than the actual expenses for the Portfolio. Had this fee reduction been taken into account, "Net Fund Annual Expenses After Waivers or Reductions" would be lower and would equal 1.02% for the Portfolio.
(10) For the fiscal year ended December 31, 2000, Lord Abbett & Co. ("Lord Abbett"), the investment adviser for the Lord Abbett Mid-Cap Value Portfolio, waived its investment advisory fees and subsidized other expenses. If Lord Abbett had not waived its advisory fees and reimbursed other expenses, the Portfolio's total annual expenses would have been 1.56% of its average daily net assets. Lord Abbett does not intend to waive its investment advisory fee for the fiscal year ending December 31, 2001, but has contractually agreed to reimburse expenses for the Portfolio for that period to the extent necessary to limit the Portfolio's "Other Expenses" to not more than 0.35% of its average daily net assets. The expenses shown in the above table have been restated to reflect the reimbursement agreement for the fiscal year ending December 31, 2001.
(11) The expenses shown in the above table are estimated based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 9 of the Prospectus and to columns 3 and 4 on page 6 of the Contract Prospectus Summary:

     HYPOTHETICAL EXAMPLES

     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and a maintenance fee of $20 (converted to a percentage of assets equal to 0.004%). The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.

     ----------------------------------------

     [triangle] These examples are purely
                hypothetical.                                   EXAMPLE A                                   EXAMPLE B
     [triangle] They should not be considered                   ---------                                   ---------
                a representation of past or     IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE     IF YOU HAVE YOUR ENTIRE ACCOUNT VALUE
                future fees or expected         AT THE END OF THE PERIODS SHOWN, YOU          INVESTED OR IF YOU SELECT AN INCOME
                returns.                        WOULD PAY THE FOLLOWING FEES, INCLUDING       PHASE PAYMENT OPTION AT THE END OF THE
     [triangle] Actual fees and/or returns      ANY APPLICABLE EARLY WITHDRAWAL CHARGES       PERIOD SHOWN, YOU WOULD PAY THE
                may be more or less than those  ASSESSED:*                                    FOLLOWING FEES (NO EARLY WITHDRAWAL
                shown in these examples.                                                      CHARGE IS REFLECTED):**
     ----------------------------------------


                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
     Franklin Value Securities Fund              $78      $135       $195        $295      $26         $81       $139        $295
     Lord Abbett Growth and Income Portfolio     $77      $133       $191        $287      $26         $79       $135        $287
     Lord Abbett Mid-Cap Value Portfolio         $82      $148       $216        $338      $31         $95       $161        $338
     Pilgrim VP Growth Opportunities Portfolio   $88      $165       $244        $394      $37        $113       $191        $394
     Pilgrim VP International Value  Portfolio   $81      $144       $210        $327      $30         $91       $155        $327
     Pilgrim VP MidCap Opportunities Portfolio  $121      $257       $388        $649      $72        $211       $343        $649
     Pilgrim VP SmallCap Opportunities Portfolio $76      $131       $189        $282      $25         $77       $132        $282
     Pioneer Equity-Income VCT Portfolio         $74      $124       $176        $255      $22         $69       $119        $255
     Pioneer Fund VCT Portfolio                  $74      $123       $175        $253      $22         $69       $118        $253
     Pioneer Mid-Cap Value VCT  Portfolio        $74      $125       $179        $261      $23         $71       $122        $261

     *This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

     **Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

4. The following information is added to Appendix IV, Fund Descriptions, in the Prospectus:

[triangle]  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - VALUE
            SECURITIES FUND (CLASS 2 SHARES) is a non-diversified fund that seeks long-term total return. Income, while not a goal, is a secondary consideration.
              INVESTMENT ADVISER: Franklin Advisory Services, LLC

[triangle]  LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO (CLASS
            VC SHARES) seeks long-term growth of capital and income without excessive fluctuations in market value.
              INVESTMENT ADVISER: Lord, Abbett & Co.

[triangle]  LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO (CLASS VC
            SHARES) seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
              INVESTMENT ADVISER: Lord, Abbett & Co.

[triangle]  PILGRIM VARIABLE PRODUCTS TRUST (VP) GROWTH OPPORTUNITIES PORTFOLIO
            (CLASS R SHARES) seeks long-term growth of capital.
              INVESTMENT ADVISER: ING Pilgrim Investments, LLC

[triangle]  PILGRIM VARIABLE PRODUCTS TRUST (VP) INTERNATIONAL VALUE PORTFOLIO
            (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER: ING Pilgrim Investments, LLC

[triangle]  PILGRIM VARIABLE PRODUCTS TRUST (VP) MIDCAP OPPORTUNITIES PORTFOLIO
            (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER: ING Pilgrim Investments, LLC

[triangle]  PILGRIM VARIABLE PRODUCTS TRUST (VP) SMALLCAP OPPORTUNITIES
            PORTFOLIO (CLASS R SHARES) seeks long-term capital appreciation.
              INVESTMENT ADVISER: ING Pilgrim Investments, LLC

[triangle]  PIONEER VARIABLE CONTRACTS TRUST (VCT) EQUITY-INCOME PORTFOLIO
            (CLASS I SHARES) seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.

[triangle]  PIONEER VARIABLE CONTRACTS TRUST (VCT) MID-CAP VALUE PORTFOLIO
            (CLASS I SHARES) seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.

[triangle]  PIONEER VARIABLE CONTRACTS TRUST (VCT) PIONEER FUND PORTFOLIO (CLASS
            I SHARES) seeks reasonable income and capital growth.
              INVESTMENT ADVISER:  Pioneer Investment Management, Inc.

C01-0705-001R
                                       4

                           Variable Annuity Account B
                                       of
                    Aetna Life Insurance and Annuity Company

                      Supplement dated July 20, 2001 to the
             Statement of Additional Information dated May 1, 2001

The information in this supplement updates and amends certain information contained in the Statement of Additional Information (SAI) dated May 1, 2001. You should read this supplement along with the SAI.

1. The section entitled "VARIABLE ANNUITY ACCOUNT B" is amended to include the following funds on the list of funds that may be available under the contract.

     o Franklin Templeton Variable Insurance Products Trust - Value Securities Fund (Class 2 shares)
     o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC shares)
     o Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC shares)
     o Pilgrim Variable Products Trust (VP) Growth Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) International Value Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) MidCap Opportunities Portfolio (Class R shares)
     o Pilgrim Variable Products Trust (VP) SmallCap Opportunities Portfolio (Class R shares)
     o Pioneer Variable Contracts Trust (VCT) Equity-Income Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Mid-Cap Value Portfolio (Class I shares)
     o Pioneer Variable Contracts Trust (VCT) Pioneer Fund Portfolio (Class I shares)

2. The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:

     As of the date of this supplement the Franklin Value Securities Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Mid-Cap Value Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Fund VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio have not been offered under Variable Annuity Account B. Therefore, no standardized performance is presented for these investment options.

X.SAI75996-01                                                          July 2001

                                                 -----------------------------------------------------------------------
                                                                                                               FUND
                                                                    NON-STANDARDIZED                        INCEPTION
                                                                                                               DATE
------------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE
                   SUBACCOUNT                      1 YEAR     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 2           23.18%                                        (1.96%)    05/01/1998
  Shares
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio -          14.06%      13.41%     16.06%     15.95%
  Class VC shares(1)
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class        50.21%                                        35.10%     09/15/1999
  VC shares
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities Portfolio -                                                     (11.53%)    04/30/2000
  Class R shares
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP International Value Portfolio -          1.64%      20.11%                            17.80%     08/08/1997
  Class R shares
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP MidCap Opportunities Portfolio -                                                     (10.31%)    04/30/2000
  Class R shares
------------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities Portfolio        (0.43%)     39.84%     28.42%                 24.14%     05/06/1994
  - Class R shares
------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT Portfolio - Class        13.14%      10.62%     15.39%                 16.98%     03/01/1995
  I shares
------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I shares        (0.28%)     12.23%                            13.36%     10/31/1997
------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio - Class        16.25%       6.99%     11.26%                 12.34%     03/01/1995
  I shares
------------------------------------------------------------------------------------------------------------------------

     **Reflects performance from the fund's inception date.
     (1) This fund has been in operation for more than ten years.

3. The following information is added to the SAI following the section entitled "Independent Auditors":

                         CHANGE IN INDEPENDENT AUDITORS

     Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young LLP are expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
-----------------------------------------------
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      2000
                  -   Statement of Operations for the year ended December 31,
                      2000
                  - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Consolidated Balance Sheets as of December 31, 2000 and
                      1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(5)
         (4.2)    Variable Annuity Contract (IA-CDA-IA)(5)

         (4.3)    Variable Annuity Contract (G-CDA-HD)(6)
         (4.4)    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                  (GSD-CDA-HO)(7)
         (4.5)    Variable Annuity Contract Certificate (GDCC-HO) to Contracts
                  GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO(8)
         (4.6)    Variable Annuity Contract (I-CDA-HD)(9)
         (4.7)    Variable Annuity Contract (ISE-CDA-HO)(8)
         (4.8)    Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF(10)
         (4.9)    Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                  GID-CDA-HO(10)
         (4.10)   Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO(10)
         (4.11)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD(3)
         (4.12)   Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                  IA-CDA-IA and I-CDA-HD(11)
         (4.13)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO and ISE-CDA-HO(5)
         (4.14)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD(12)
         (4.15)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
                  GID-CDA-HO and GSD-CDA-HO(13)
         (4.16)   Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(13)
         (4.17)   Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                  G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and
                  ISE-CDA-HO(13)
         (4.18)   Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO(10)
         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(15)
         (5.2)    Variable Annuity Contract Application (710.00.141)(16)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(17)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(9)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(18)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(19)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(20)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds,

                  Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company dated June 30, 1998(20)
         (8.4) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(19)
         (8.5) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. effective June 30, 1998(4)
         (8.6) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(21)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(22)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(23)
         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(23)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,

                  Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(20)
         (8.12) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(21)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(23)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(23)
         (8.16) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(24)
         (8.17) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(24)
         (8.18) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company dated as of July 1, 2001
         (8.19) Form of Administrative Services Agreement between Franklin Templeton Services, LLC and Aetna Life Insurance and Annuity Company dated as of July 1, 2001

         (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(25)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(26)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.24) Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1, 1998(22)
         (8.25) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(24)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(27)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.29) Eighth Amendment dated December 1, 1999 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May 1, 1998(22)
         (8.30) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(28)
         (8.31) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
         (8.32) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(21)
         (8.33) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(29)
         (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(21)
         (8.35) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(22)
         (8.36) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(30)
         (8.37) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(29)
         (8.38) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(30)
         (8.39) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(30)
         (8.40) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended on February 11, 1991(3)
         (8.41) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company
         (8.42) Form of Service Agreement between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company

         (8.43)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(31)
         (8.44)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(22)
         (8.45)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(31)
         (8.46)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.
         (8.47)   Form of Fund Participation Agreement between Pioneer Variable
                  Contracts Trust and Aetna Life Insurance and Annuity Company
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(32)
         (14.1)   Powers of Attorney(33)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

12. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
15. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
19. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
21 Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
26. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
29. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
31. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
32. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 16, 1998.

33. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-2 (File No. 333-34014), as filed on April 4, 2001.

Item 25.      Directors and Principal Officers of the Depositor*
---------------------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Brian Murphy**                       Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is 151
     Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.      Number of Contract Owners
--------------------------------------------------------------------------------

     As of May 31, 2001, there were 124,619 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.      Indemnification
--------------------------------------------------------------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.      Principal Underwriter
-----------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940
           Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
           Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

Name and Principal                            Positions and Offices with
Business Address                              Principal Underwriter
----------------                              ---------------------

Marie Augsberger*                             Director and President

Allan Baker*                                  Director and Senior Vice President

Robert L. Francis**                           Director and Senior Vice President

Steven A. Haxton*                             Senior Vice President

Gary J. Hegedus*                              Senior Vice President

Deborah Koltenuk*                             Vice President, Treasurer and
                                              Chief Financial Officer

Therese Squillacote*                          Vice President and
                                              Chief Compliance Officer

John F. Todd*                                 Corporate Secretary and Counsel
                                              (Chief Legal Officer)

Martin T. Conroy*                             Vice President and
                                              Assistant Treasurer

Reginald Bowen*                               Vice President

Christina Lareau*                             Vice President

Dwyatt McClain*                               Vice President

Terran Titus*                                 Vice President

William T. Abramowicz                         Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                          Vice President

Louis E. Bachetti                             Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                            Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                           Vice President

Name and Principal                            Positions and Offices with
Business Address                              Principal Underwriter
----------------                              ---------------------

Steven M. Bresler                             Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                             Vice President

Daniel P. Charles                             Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                               Vice President

Albert J. DiCristofaro, Jr.                   Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                               Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                           Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                      Vice President

William S. Jasien****                         Vice President

Jess D. Kravitz**                             Vice President

George D. Lessner                             Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                            Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                                Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                            Positions and Offices with
Business Address                              Principal Underwriter
----------------                              ---------------------

James F. Lille                                Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                               Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                              Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                            Vice President

Pamela Mulvey*                                Vice President

W. Michael Montgomery                         Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                               Vice President

Patrick F. O'Christie                         Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                               Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                            Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                            Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                            Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                      Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Name and Principal                            Positions and Offices with
Business Address                              Principal Underwriter
----------------                              ---------------------

Mark Woolhiser                                Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                              Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

  (1)                 (2)                (3)               (4)             (5)

Name of        Net Underwriting    Compensation
Principal      Discounts and       on Redemption       Brokerage
Underwriter    Commissions         or Annuitization    Commissions     Compensation*
-----------    -----------         ----------------    -----------     -------------

Aetna Life
Insurance and                        $1,638,784                         $85,764,442
and Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

  (1)                 (2)                (3)               (4)             (5)

Name of        Net Underwriting    Compensation
Principal      Discounts and       on Redemption       Brokerage
Underwriter    Commissions         or Annuitization    Commissions     Compensation**
-----------    -----------         ----------------    -----------     -------------

Aetna                                                                   $1,126,164
Investment
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

Item 30.      Location of Accounts and Records
----------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services
---------------------------------

       Not applicable

Item 32.      Undertakings
--------------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of July, 2001.

                                            VARIABLE ANNUITY ACCOUNT B OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                                (Registrant)

                                        By: AETNA LIFE INSURANCE AND ANNUITY
                                            COMPANY
                                                (Depositor)

                                        By: Thomas J. McInerney*
                                            ----------------------------------
                                            Thomas J. McInerney
                                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                       Date
---------                            -----                                       ----

Thomas J. McInerney*                 Director and President                   )
-----------------------------------
Thomas J. McInerney                  (principal executive officer)            )

                                                                              )
Wayne R. Huneke*                     Director and Chief Financial Officer       July
-----------------------------------                                           ) 10, 2001
Wayne R. Huneke
                                                                              )

                                                                              )
Randy Lowery*                        Director
-----------------------------------                                           )
Randy Lowery

                                                                              )
Robert C. Salipante*                 Director
------------------------------------                                          )
Robert C. Salipante
                                                                              )

                                                                              )
Mark A. Tullis*                      Director
-----------------------------------
Mark A. Tullis

                                                                              )
Deborah Koltenuk*                    Corporate Controller
-----------------------------------                                           )
Deborah Koltenuk
                                                                              )


By:    /s/ Megan Dunphy
       ----------------------------------------------------------
       Megan Dunphy
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

99-B.8.18       Form of Participation Agreement between Franklin
                Templeton Variable Insurance Products Trust, Franklin
                Templeton Distributors, Inc. and Aetna Life Insurance
                and Annuity Company dated as of July 1, 2001
                                                                  --------------

99-B.8.19       Form of Administrative Services Agreement between
                Franklin Templeton Services, LLC and Aetna Life
                Insurance and Annuity Company dated as of July 1, 2001
                                                                  --------------

99-B.8.41       Form of Fund Participation Agreement between Lord Abbett
                Series Fund, Inc. and Aetna Life Insurance and Annuity
                Company
                                                                  --------------

99-B.8.42       Form of Service Agreement between Lord Abbett & Co. and
                Aetna Life Insurance and Annuity Company

                                                                  --------------

99-B.8.46       Fund Participation Agreement between Pilgrim Variable
                Products Trust, Aetna Life Insurance and Annuity
                Company and ING Pilgrim Securities, Inc.
                                                                  --------------

99-B.8.47       Form of Fund Participation Agreement between Pioneer
                Variable Contracts Trust and Aetna Life Insurance and
                Annuity Company
                                                                  --------------

99-B.9          Opinion and Consent of Counsel

                                                                  --------------

99-B.10         Consent of Independent Auditors
                                                                  --------------